Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Deferred income tax accounts
Current assets	$ 657	$ 540
Valuation allowance	0	(5)
Current liabilities	0	(1)
Net current deferred tax assets	657	534
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,487	1,458
Tax loss carryforwards	2,703	2,364
Other temporary differences, not significant individually	2,399	801
Valuation allowance	(1,911)	(1,803)
Total	4,678	2,820
Non-current liabilities
Capitalized exploration and development costs	(14,196)	(11,292)
Property, plant and equipment	(1,273)	(1,597)
Exchange variation	(3,081)	(1,390)
Other temporary differences, not significant individually	(1,744)	(928)
Total	(20,294)	(15,207)
Net non-current deferred tax liabilities	(15,616)	(12,387)
Non-current deferred tax assets	365	317
Non-current deferred tax liabilities	(15,981)	(12,704)
Net deferred tax liabilities	$ (14,959)	$ (11,853)